Laudus Trust
Schwab Select Large Cap Growth Fund

Portfolio Holdings as of December 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.6% OF NET ASSETS

Automobiles & Components 4.0%
Tesla, Inc. *	225,415	91,031,594

Capital Goods 3.7%
3M Co.	57,442	7,415,188
Acuity Brands, Inc.	26,534	7,751,378
Advanced Drainage Systems, Inc.	45,395	5,247,662
Donaldson Co., Inc.	44,625	3,005,494
Eaton Corp. PLC	17,013	5,646,104
Fortive Corp.	94,775	7,108,125
Johnson Controls International PLC	36,943	2,915,911
Nordson Corp.	11,926	2,495,396
Quanta Services, Inc.	21,865	6,910,433
Trane Technologies PLC	18,709	6,910,169
TransDigm Group, Inc.	8,063	10,218,079
Vertiv Holdings Co., Class A	69,347	7,878,513
Westinghouse Air Brake Technologies Corp.	34,648	6,568,914
WW Grainger, Inc.	3,442	3,628,040
Yaskawa Electric Corp.	31,002	791,177
		84,490,583

Commercial & Professional Services 0.3%
Cintas Corp.	16,212	2,961,932
Copart, Inc. *	80,372	4,612,549
		7,574,481

Consumer Discretionary Distribution & Retail 7.8%
Alibaba Group Holding Ltd., ADR	24,121	2,045,220
Amazon.com, Inc. *	716,574	157,209,170
AutoZone, Inc. *	2,006	6,423,212
Home Depot, Inc.	10,506	4,086,729
MercadoLibre, Inc. *	4,053	6,891,883
Pool Corp.	5,037	1,717,315
		178,373,529

Consumer Durables & Apparel 1.2%
DR Horton, Inc.	98,273	13,740,531
Lululemon Athletica, Inc. *	37,559	14,362,937
		28,103,468

Consumer Services 3.1%
Airbnb, Inc., Class A *	3,404	447,320
Booking Holdings, Inc.	1,069	5,311,241
Chipotle Mexican Grill, Inc. *	523,922	31,592,497
DoorDash, Inc., Class A *	54,055	9,067,726
McDonald's Corp.	28,104	8,147,068
Starbucks Corp.	53,337	4,867,001
Wingstop, Inc.	37,109	10,546,378
		69,979,231

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	32,425	29,710,055
Walmart, Inc.	50,449	4,558,067
		34,268,122

Energy 0.8%
Cheniere Energy, Inc.	7,060	1,516,982
ConocoPhillips	23,627	2,343,090
EOG Resources, Inc.	68,385	8,382,633
Schlumberger NV	151,385	5,804,101
		18,046,806

Financial Services 7.8%
Berkshire Hathaway, Inc., Class B *	18,641	8,449,592
Blackstone, Inc.	62,724	10,814,872
Block, Inc. *	138,165	11,742,643
Goldman Sachs Group, Inc.	20,221	11,578,949
KKR & Co., Inc.	81,675	12,080,549
Mastercard, Inc., Class A	149,139	78,532,123
MSCI, Inc.	23,353	14,012,034
PayPal Holdings, Inc. *	77,206	6,589,532
Tradeweb Markets, Inc., Class A	62,739	8,213,790
Visa, Inc., Class A	57,664	18,224,131
		180,238,215

Food, Beverage & Tobacco 0.8%
Celsius Holdings, Inc. *	27,844	733,411
Coca-Cola Co.	160,240	9,976,542
Constellation Brands, Inc., Class A	31,422	6,944,262
Monster Beverage Corp. *	20,510	1,078,006
		18,732,221

Health Care Equipment & Services 3.7%
Abbott Laboratories	48,185	5,450,205
Dexcom, Inc. *	49,825	3,874,890
Edwards Lifesciences Corp. *	59,803	4,427,216
IDEXX Laboratories, Inc. *	13,370	5,527,693
Insulet Corp. *	17,628	4,602,142
Intuitive Surgical, Inc. *	74,087	38,670,451
McKesson Corp.	12,800	7,294,848
UnitedHealth Group, Inc.	28,134	14,231,865
		84,079,310

Materials 0.5%
Ecolab, Inc.	44,592	10,448,797
Freeport-McMoRan, Inc.	15,799	601,626
		11,050,423

Media & Entertainment 14.2%
Alphabet, Inc., Class A	683,590	129,403,587
Meta Platforms, Inc., Class A	200,599	117,452,721
Netflix, Inc. *	72,496	64,617,135

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spotify Technology SA *	23,650	10,580,537
Trade Desk, Inc., Class A *	41,542	4,882,431
		326,936,411

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Alnylam Pharmaceuticals, Inc. *	32,304	7,601,454
Eli Lilly & Co.	71,403	55,123,116
Genmab AS *	12,036	2,513,630
Johnson & Johnson	39,144	5,661,005
Natera, Inc. *	12,780	2,023,074
Regeneron Pharmaceuticals, Inc. *	21,983	15,659,150
Thermo Fisher Scientific, Inc.	2,605	1,355,199
Waters Corp. *	12,278	4,554,893
		94,491,521

Semiconductors & Semiconductor Equipment 15.3%
Analog Devices, Inc.	63,006	13,386,255
Applied Materials, Inc.	128,056	20,825,747
ASML Holding NV	15,643	10,956,892
ASML Holding NV NY Registry Shares	683	473,374
Broadcom, Inc.	145,539	33,741,762
Lam Research Corp.	44,117	3,186,571
Lattice Semiconductor Corp. *	68,402	3,874,973
NVIDIA Corp.	1,920,831	257,948,395
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,961	8,089,388
		352,483,357

Software & Services 17.2%
Adobe, Inc. *	622	276,591
AppLovin Corp., Class A *	13,335	4,318,273
Datadog, Inc., Class A *	80,839	11,551,085
DocuSign, Inc. *	141,698	12,744,318
Dynatrace, Inc. *	210,754	11,454,480
Fair Isaac Corp. *	14,360	28,589,755
Gartner, Inc. *	11,653	5,645,529
HubSpot, Inc. *	7,092	4,941,493
International Business Machines Corp.	39,186	8,614,258
Intuit, Inc.	12,085	7,595,422
Microsoft Corp.	420,048	177,050,232
MongoDB, Inc. *	4,227	984,088
Okta, Inc. *	84,092	6,626,450
Oracle Corp.	102,302	17,047,605
Palo Alto Networks, Inc. *	25,994	4,729,868
Salesforce, Inc.	108,289	36,204,261
ServiceNow, Inc. *	18,040	19,124,565
Shopify, Inc., Class A *	52,817	5,616,032
Synopsys, Inc. *	23,971	11,634,565
Workday, Inc., Class A *	29,616	7,641,816
Zscaler, Inc. *	75,897	13,692,578
		396,083,264

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 10.3%
Amphenol Corp., Class A	74,566	5,178,609
Apple, Inc.	846,337	211,939,711
Arista Networks, Inc. *	93,203	10,301,727
Cognex Corp.	34,959	1,253,630
Keyence Corp.	17,550	7,133,572
		235,807,249

Transportation 0.3%
Uber Technologies, Inc. *	74,672	4,504,215
Union Pacific Corp.	12,045	2,746,742
		7,250,957
Total Common Stocks (Cost $1,078,809,161)		2,219,020,742

INVESTMENT COMPANIES 0.6% OF NET ASSETS

Equity Funds 0.6%
Invesco QQQ Trust	27,514	14,065,982
Total Investment Companies (Cost $13,767,536)		14,065,982

SHORT-TERM INVESTMENTS 2.8% OF NET ASSETS

Money Market Funds 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (a)	63,635,270	63,635,270
Total Short-Term Investments (Cost $63,635,270)		63,635,270
Total Investments in Securities (Cost $1,156,211,967)		2,296,721,994

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 03/21/25	106	21,637,250	(763,645)

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
03/28/25	Bank of America NA	USD	2,947,915	JPY	447,648,270	76,059

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

JPY —	Japanese Yen
USD —	U.S. Dollar

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,451,748,032	$—	$—	$1,451,748,032
Capital Goods	83,699,406	791,177	—	84,490,583
Pharmaceuticals, Biotechnology & Life Sciences	91,977,891	2,513,630	—	94,491,521
Semiconductors & Semiconductor Equipment	341,526,465	10,956,892	—	352,483,357
Technology Hardware & Equipment	228,673,677	7,133,572	—	235,807,249
Investment Companies[1]	14,065,982	—	—	14,065,982
Short-Term Investments[1]	63,635,270	—	—	63,635,270
Forward Foreign Currency Exchange Contracts[2]	—	76,059	—	76,059
Liabilities
Futures Contracts[2]	(763,645)	—	—	(763,645)
Total	$2,274,563,078	$21,471,330	$—	$2,296,034,408

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2024, are disclosed in the fund’s Portfolio Holdings.
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